Related Parties - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Jun. 02, 2009 Two River Consulting Llc	Sep. 30, 2013 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2013 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Dec. 31, 2012 Two River Consulting Llc	Sep. 30, 2013 Two River Consulting Llc
Related Party Transaction [Line Items]
Amount payable to TRC	$ 28,685		$ 28,685		$ 28,268	$ 84,756	$ 28,268	$ 28,685
Related party transactions total billed amount for services rendered										73,723	66,806	217,849	199,631	273,171	1,961,090
Total cash services and reimbursed expenses	82,188	242,391	76,240	247,369	327,452	655,923	2,131,217	2,373,608
Consulting monthly cash fee paid									55,000
Related party transactions billed amount for services rendered per month														$ 22,764